Average Annual Total Returns - Transamerica SP 500 Index VP	Initial 1 Year	Initial Since Inception	Initial Inception Date	Service 1 Year	Service Since Inception	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception
Total	18.18%	12.44%	Jan. 12, 2018	17.98%	14.82%	May 01, 2017	18.40%	15.41%